Twenty Eleven Actions Net Charges for Exit Disposal and Transformation Action and Related Reserve Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011	$ 200
Charges recognized in discontinued operations	12
Cash payments	(155)
Non-cash charges	(1)
Accrued cost at period end	58
Employee Termination And Other Benefits
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011	28
Charges recognized in discontinued operations	7
Cash payments	(10)
Accrued cost at period end	25
It And Other Costs
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011	117
Cash payments	(94)
Non-cash charges	7
Accrued cost at period end	16
Restructuring 2011 Actions
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		77
Change in estimate	(1)
Charges recognized in discontinued operations		26
Cash payments	(42)	(44)
Non-cash charges		(1)
Accrued cost at period end	15	58
Restructuring 2011 Actions | Employee Termination And Other Benefits
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		32
Change in estimate	(1)
Charges recognized in discontinued operations		1
Cash payments	(15)	(2)
Accrued cost at period end	15	31
Restructuring 2011 Actions | It And Other Costs
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		36
Charges recognized in discontinued operations		25
Cash payments	(18)	(42)
Non-cash charges		(1)
Accrued cost at period end		18
Restructuring 2011 Actions | Non-Cancellable Leases
Restructuring Cost and Reserve [Line Items]
Exit, disposal and other costs recognized during 2011		9
Cash payments	(9)
Accrued cost at period end		$ 9